7. SHARE CAPITAL	12 Months Ended
Sep. 30, 2018
Notes
7. SHARE CAPITAL

7.    SHARE CAPITAL

a)    Authorized:

As at September 30, 2018, the authorized share capital is comprised of an unlimited number of common shares without par value and an unlimited number of preferred shares issuable in series.  All issued shares are fully paid.

 b)  Issued:

During the year ended September 30, 2016, the Company:

i)  On March 2, 2016, the Company settled a debt owing to its largest shareholder, Pacific Opportunity Capital Ltd. (“Pacific”) in the amount of $300,000 for 2,000,000 common shares at a price of $0.15 per common share. Pacific has arranged for 500,000 of these issued debt settlement shares to be set aside in a Bonus Pool to be granted to management based on the successful completion of certain milestones relating to the execution of the Company’s joint venture business model.

ii)  Completed a non-brokered private placement on March 8, 2016 by issuing 7,000,000 units (“Unit”) at a price of $0.10 per Unit for gross proceeds of $700,000. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share for a 4 year period at a price of $0.15.  In connection with the financing, the Company paid $22,375 as a cash finder’s fee and issued 223,750 finder’s warrants, each of which is exercisable into one Unit at a price of $0.10 for a period of 18 months. Each Unit consists of one common share and one non-transferable warrant exercisable for a 4 year period at a price of $0.15.  The value of the finder’s warrants was determined to be $22,979 and was calculated using the Black-Scholes option pricing model.  Under the residual value approach, no value was assigned to the warrant component of the Units.  The Company incurred additional share issue costs of $29,629 in connection with this financing.

iii) Completed a non-brokered private placement on April 7, 2016 by issuing 3,100,000 units (“Unit”) at a price of $0.10 per Unit for gross proceeds of $310,000. Each Unit consists of one common share and one non-transferable warrant. Each warrant entitles the holder to purchase one additional common share for a 4 year period at a price of $0.15.  In connection with the financing, the Company issued 155,000 finder’s warrants, each of which is exercisable into one Unit at a price of $0.10 for a period of 18 months.  Each Unit consists of one common share and one non-transferable warrant exercisable for a 4 year period at a price of $0.15. The value of the finder’s warrants was determined to be $15,919 and was calculated using the Black-Scholes option pricing model.  Under the residual value approach, no value was assigned to the warrant component of the Units.  The Company incurred additional share issue costs of $7,400 in connection with this financing.

iv) Completed a non-brokered private placement on September 28, 2016 by issuing 2,400,000 units (“Unit”) at a price of $0.125 per Unit for gross proceeds of $300,000. Each Unit consists of one common share and a half non-transferable warrant. Each whole warrant entitles the holder to purchase one additional common share for a 3 year period at a price of $0.20.  In connection with the financing, the Company paid $2,500 as a cash finder’s fee and issued 20,000 finder’s warrants, each of which is exercisable into one Unit at a price of $0.125 for a period of 18 months.  Each finder’s warrant consists of one common share and one half non-transferable warrant exercisable for a 3 year period at a price of $0.20. The value of the finder’s warrants was determined to be $1,050 and was calculated using the Black-Scholes option pricing model.  Under the residual value approach, no value was assigned to the warrant component of the Units.  The Company incurred additional share issue costs of $9,850 in connection with this financing.

During the year ended September 30, 2017, the Company:

v)  Completed a non-brokered private placement on March 6, 2017 by issuing 5,000,000 units (“Unit”) at a price of $0.125 per Unit for gross proceeds of $625,000. Each Unit consists of one common share and a half non-transferable warrant. Each whole warrant entitles the holder to purchase one additional common share for a 3 year period at a price of $0.20.  In connection with the financing, the Company paid $21,700 as a cash finder’s fee and issued 173,600 finder’s warrants, each of which is exercisable into one Unit at a price of $0.125 for a period of 18 months.  Each finder’s warrant consists of one common share and one half non-transferable warrant exercisable for a 3 year period at a price of $0.20. The value of the finder’s warrants was determined to be $8,072 and was calculated using the Black-Scholes option pricing model.  Under the residual value approach, no value was assigned to the warrant component of the Units.  The Company incurred additional share issue costs of $19,272 in connection with this financing.

vi) Completed a non-brokered private placement on August 16, 2017 by issuing 1,785,715 units (“Unit”) at a price of $0.14 per Unit for gross proceeds of $250,000. Each Unit consists of one common share and a half non-transferable warrant. Each whole warrant entitles the holder to purchase one additional common share for a 3 year period at a price of $0.20.  In connection with the financing, the Company paid $3,654 as a cash finder’s fee and issued 26,100 finder’s warrants, each of which is exercisable into one common share at a price of $0.14 for a period of 3 years.  The value of the finder’s warrants was determined to be $2,025 and was calculated using the Black-Scholes option pricing model.  Under the residual value approach, $44,643 was assigned to the warrant component of the Units.  The Company incurred additional share issue costs of $17,826 in connection with this financing.

vii) During the year ended September 30, 2017, the Company issued common shares pursuant to the exercise of 221,875 finder’s warrants for cash proceeds of $22,188.

During the year ended September 30, 2018, the Company:

viii) Issued 2,000,000 common shares to Equity at a price of $0.085 per share for a total consideration of $170,000 to pay for the Haldane property (see Note 5).

ix) Issued common shares pursuant to the exercise of 155,000 finder’s warrants for cash proceeds of $15,500.

x) Issued 100,000 common shares to the Estate at a price of $0.12 per share for a total consideration of $12,000 to pay for the Haldane property (see Note 5).

xi) Completed a non-brokered private placement on April 25, 2018 by issuing 5,000,000 units (“Unit”) at a price of $0.10 per Unit for gross proceeds of $500,000 and 2,500,000 flow-through shares (“FT Share”) at a price of $0.10 per FT Share for gross proceeds of $250,000. Each Unit consists of one common share and one common share purchase warrant. Each warrant entitles the holder to purchase one additional common share for a 24 month period at a price of $0.15. In connect with the financing, the Company paid $24,000 as a cash finder’s fee and issued 240,000 finder’s warrants, each of which is exercisable into one common share at a price of $0.10 for a period of 24 months. The value of the finder’s warrants was determined to be $11,424 and was calculated using the Black-Scholes option pricing model. Under the residual value approach, no value was assigned to the warrant component of the Units. The Company incurred additional share issue costs of $27,772 in connection with this financing.

xii) Issued 100,000 common shares to Kreft at a price of $0.09 per share for a total consideration of $9,000 to pay for the KRL property (see Note 5).